Subsequent Events	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Subsequent Events [Abstract]
Subsequent Events

Note 12 – Subsequent Events

On January 2, 2018, Aytu issued 75,000 restricted shares to one of its executive officers pursuant to his employment agreement. The shares are subject to certain vesting conditions.

Note 14 – Subsequent Events

In July 2017, our stockholders approved an amendment to our 2015 Stock Option and Incentive Plan to (i) increase the number of authorized shares of common stock reserved for issuance thereunder from 2.0 million to 3.0 million, (ii) increase the number of shares that may be issued as incentive stock options from 2.0 million to 3.0 million, (iii) increase the maximum number of shares of common stock (A) underlying stock options or stock appreciation rights that may be granted to any one individual during any calendar year period, and (B) granted to any one individual that is intended to qualify as “performance-based compensation” under Section 162(m) of the Internal Revenue Code of 1986, as amended, for any performance cycle from 1.0 million to 2.0 million, and (iv) in the event that we effect a reverse stock split prior to November 14, 2018 (or such other date that is one year after the date of our 2018 annual meeting of stockholders), immediately after the effective time of such reverse stock split, (A) the maximum number of shares reserved under the Plan will be automatically increased to 3.0 million, (B) the maximum number of shares that may be issued pursuant to any type of award will be automatically increased to 3.0 million, (C) the number of shares that may be granted to any one individual during any one calendar year period as stock options or stock appreciation rights will be automatically increased to 2.0 million, and (D) the number of shares that may be issued in the form of incentive stock options will be automatically increased to 3.0 million.

In July 2017, our stockholders also approved an amendment to our Certificate of Incorporation to effect a reverse stock split at a ratio of any whole number up to 1-for-20, as determined by our board of directors, at any time before November 14, 2018 (or such other date that is one year after the date of our 2018 annual meeting of stockholders), if and as determined by our board of directors.

August 11, 2017, our board of directors approved a reverse stock split in which each common stockholder received one share of common stock for every 20 shares outstanding, which was effected on August 25, 2017. This adjustment is reflected in this Annual Report.

On August 11, 2017, we entered into a Securities Purchase Agreement with various investors pursuant to which we agreed to sell Class A and Class B equity units for gross proceeds of approximately $11.8 million. Class A units consist of one (1) share of common stock and a warrant to purchase one and one-half (1.5) shares of common stock and were sold at a negotiated price of $3.00 per unit. Class B units consist of one (1) share of our newly created Series A Convertible Preferred Stock (the “Series A Preferred Stock”) and warrants to purchase one and one-half (1.5) shares of common stock for each share of common stock into which the Series A Preferred Stock is convertible and were sold at a negotiated price of $1,000.00 per unit to those purchasers who, together with their affiliates and certain related parties, would beneficially own more than 9.99% of our outstanding common stock following the offering. These Series A Preferred Shares concert into common shares at $3.00 per share, which when fully exercised will increase the common shares outstanding by 750,000 shares. The offering closed on August 15, 2017.

In the offering, we issued an aggregate of 3,196,665 shares of our common stock, 2,250 shares of Series A Preferred Stock and warrants to purchase up to an aggregate of 5,919,998 shares of our common stock.

We incurred certain expenses related to this transaction to attorneys and underwriters inclusive of a 9% cash fee and warrants to purchase 10% of the aggregate number of shares issued in the transaction.

In connection with the closing of the financing, we terminated the Purchase Agreement, dated as of July 27, 2016, by and between us and Lincoln Park Capital Fund, LLC. The termination was effective on August 16, 2017.